Restructuring and Other Charges - Restructuring Rollforward and Other Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 3.3	$ 3.6
Cash payments	(0.1)	(0.3)
Restructuring reserve, ending balance	$ 3.2	$ 3.3